Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We prioritize cybersecurity risks with the same diligence as other critical business risks and conduct regular reviews to ensure they align with our strategic objectives. Our leadership team is actively engaged in the oversight and management of these risks, ensuring they are informed and prepared to respond to any incidents that may arise.

To strengthen our cybersecurity posture, we plan to engage independent experts to conduct comprehensive assessments of our systems through security testing and audits. These evaluations are instrumental in identifying vulnerabilities and ensuring compliance with industry standards. We actively incorporate the recommendations provided by these experts to enhance our cybersecurity measures continuously.

We rigorously assess the cybersecurity practices of all third-party service providers with whom we collaborate. Regular reviews and monitoring are conducted to ensure that these vendors adhere to established security standards. This proactive approach mitigates risks associated with third-party services, including cloud providers and outsourced operations.

To date, we have not experienced any significant cybersecurity incidents. However, we remain vigilant in monitoring emerging threats and have implemented a robust incident response plan designed to protect our operations and maintain customer trust in the event of an incident. Given the dynamic nature of cybersecurity risks, we continually adapt our strategies to safeguard against potential disruptions to our business operations and financial performance, in compliance with applicable regulatory requirements.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, we have not experienced any significant cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our leadership team is actively engaged in the oversight and management of these risks, ensuring they are informed and prepared to respond to any incidents that may arise.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

To strengthen our cybersecurity posture, we plan to engage independent experts to conduct comprehensive assessments of our systems through security testing and audits. These evaluations are instrumental in identifying vulnerabilities and ensuring compliance with industry standards. We actively incorporate the recommendations provided by these experts to enhance our cybersecurity measures continuously.